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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kashif F. Sheikh               Los Angeles, CA     August 12, 2004
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         Peak Investments, LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                                          FORM 13F INFORMATION TABLE


                                                                  Value                Investment          Other            Voting
Name of Issuer                     Title of Class  Cusip         (x$1000)     Shares   Discretion         Managers         Authority
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HOLDINGS INC                     Common    00949P108       28,543   2,018,600     Other     Peak Investments, LLC     Sole
ALLERGAN INC                             Common    018490102        4,566      51,000     Other     Peak Investments, LLC     Sole
ALLIANCE GAMING CORP                     Common    01859P609        1,716     100,000     Other     Peak Investments, LLC     Sole
AMAZON COM INC                           Common    023135106        5,780     106,250     Other     Peak Investments, LLC     Sole
AMERICAN TECHNOLOGY CORP                 Common    030145205        2,091     361,700     Other     Peak Investments, LLC     Sole
BOEING CO                                Common    097023105        8,016     156,900     Other     Peak Investments, LLC     Sole
COMPUGEN LTD                             Common    M25722105          582     122,825     Other     Peak Investments, LLC     Sole
COSTCO WHOLESALE CORP                    Common    22160K105       16,272     395,150     Other     Peak Investments, LLC     Sole
DELL INC                                 Common    24702R101        9,886     276,000     Other     Peak Investments, LLC     Sole
DELPHI FINANCIAL GROUP, INC              Common    247131105       29,112     654,211     Other     Peak Investments, LLC     Sole
ENCANA CORP                              Common     29250510       15,484     358,400     Other     Peak Investments, LLC     Sole
FLEXTRONICS INTL LTD                     Common     Y2573F10       10,064     631,000     Other     Peak Investments, LLC     Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common     5671D857        3,745     112,966     Other     Peak Investments, LLC     Sole
FUELCELL ENERGY INC                      Common    35952H106        1,432     122,600     Other     Peak Investments, LLC     Sole
HILTON HOTELS CORP                       Common    432848109       14,376     770,400     Other     Peak Investments, LLC     Sole
ICON PLC                            Sponsored ADR  45103T107        4,668     105,400     Other     Peak Investments, LLC     Sole
INTEL CORP                               Common    458140100        3,450     125,000     Other     Peak Investments, LLC     Sole
INTERNATIONAL BUSINESS MACHINES          Common    459200101        1,975      22,400     Other     Peak Investments, LLC     Sole
INTERNATIONAL GAME TECHNOLOGY            Common    459902102        1,386      35,900     Other     Peak Investments, LLC     Sole
INVESTORS FINANCIAL SERVICES CORP        Common    461915100      156,124   3,582,462     Other     Peak Investments, LLC     Sole
LOCKHEED MARTIN CORP                     Common    539830109        8,817     169,300     Other     Peak Investments, LLC     Sole
MCMORAN EXPLORATION  CO                  Common    582411104          371      23,795     Other     Peak Investments, LLC     Sole
MCMORAN EXPLORATION  CO                NOTE 6.00%  582411AB0        3,735      27,500     Other     Peak Investments, LLC     Sole
MICROSOFT CORPORATION                    Common    594918104       11,995     420,000     Other     Peak Investments, LLC     Sole
PFIZER INC                               Common    717081103        1,597      46,600     Other     Peak Investments, LLC     Sole
SEI INVESTMENTS CO                       Common    784117103        2,802      96,500     Other     Peak Investments, LLC     Sole
STRATUS PROPERTIES INC                   Common    863167201        1,201      92,755     Other     Peak Investments, LLC     Sole
SYNTROLEUM CORP                          Common    871630109       47,672   7,201,240     Other     Peak Investments, LLC     Sole
TIFFANY & CO                             Common    886547108          814      22,100     Other     Peak Investments, LLC     Sole
UNIVISION COMMUNICATIONS INC             Common    914906102        9,988     312,800     Other     Peak Investments, LLC     Sole
VASOGEN INC                              Common    92232F103        5,011   1,010,000     Other     Peak Investments, LLC     Sole
                                                                 --------
                                                                  413,271
                                                                 ========


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: 413,271
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          Peak Investments, LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]